Share-based Compensation Stock Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-based Compensation Stock Incentive Plans
Share-based Compensation Stock Incentive Plans

Note 9.    Share-based Compensation Stock Incentive Plans

2019 Incentive Award Plan

In June 2019, ABP Sub Inc., the Predecessor’s wholly-owned subsidiary, established its 2019 Incentive Award Plan (the “2019 Incentive Award Plan”), as amended from time to time, that provides for the granting of incentive and nonqualified stock options, restricted stock units, restricted stock and stock appreciation rights to its employees, members of the Board of Directors and non-employee consultants. The 2019 Incentive Award Plan provides for stock options to be granted with exercise prices not less than the estimated fair value of the Predecessor’s common stock, and incentive options to be granted to individuals owning more than 10% of the total combined voting power of all classes of stock of the Predecessor with exercise prices not less than 110% of the estimated fair value of the Predecessor’s common stock on the date of grant. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with 25% vesting on the first anniversary of the date of grant and then monthly vesting after that. Stock options granted to a 10% stockholder are exercisable up to five years from the date of grant. Restricted stock awards granted generally become fully vested between one to three years.

In connection with the Merger, the Successor assumed the 2019 Incentive Award Plan and all options and RSU awards that were outstanding immediately prior to the Merger were converted into substantially similar awards covering shares of the Successor’s common stock based on a conversion ratio of approximately 77.65 to 1 share. Additionally, the exercise price for the awards were repriced to $10.00 for all options. The fair value of the replacement awards that were vested, based on the value immediately prior to the Merger, of $13.3 million were included as purchase consideration (see Note 3 Forward Merger for additional information). The remaining value of the replacement awards will be recognized in the successor period as compensation expense over the remaining vesting period, which included stock-based compensation expense of $1.0 million recorded in the third quarter of fiscal year 2023 of the successor period for the impact of the stock option repricing.

Prior to the consummation of the Merger, a total of 237,500 shares of ABP Sub Inc. common stock were available for issuance under the 2019 Incentive Award Plan. Following the effective date of the 2023 Plan, in the event that an outstanding award expires or is cancelled for any reason, the shares allocable to the unexercised or cancelled portion of such award from the 2019 Incentive Award Plan will be added back to the shares of common stock available for issuance under the 2023 Incentive Award Plan.

At the Closing, ABP had granted options to purchase a total of 45,130 ABP Sub options which converted into options to purchase 3,515,219 shares of the Company’s common stock, and a total of 15,059 RSU awards, which converted into RSU awards covering 1,169,366 shares of the Company’s common stock. Of such RSU awards, 127,801 RSUs accelerated vesting concurrently with the Merger. As such, the Company included an additional $1.8 million in purchase consideration (see Note 3 Forward Merger for additional information). Additionally, of such RSU awards, 466,468 RSU’s contained performance-based vesting criteria based on the achievement of the same milestones as the contingent consideration (see Note 6 Fair Value Measurements for additional information). As of March 31, 2024, milestones 1 and 2 were determined to be probable, and the Company began expensing the proportionate RSU’s over the vesting term, calculated as the period from the date the milestone was determined to be probable and the expected achievement date of the milestone. For the three months ended March 31, 2024 (Successor), the Company has recognized $0.2 million of such RSU with earnout vesting criteria, $0.2 million in selling, general and administrative expenses and a de minimus amount in research and development expenses associated with such performance-based RSU’s in the Successor’s condensed consolidated statement of operations.

The following table summarizes stock option activity under 2019 Incentive Award Plan (unaudited):

Weighted
Average
	Number of	Exercise
	Shares	Price
Successor
Outstanding, January 1, 2024	3,515,219	$10.00
Options granted	—	—
Options forfeited	—	—
Outstanding, March 31, 2024	3,515,219	10.00
Exercisable, March 31, 2024	—	$—

There were no options granted in the 2019 Incentive Plan during 2023, and no options will be granted from this plan after the Closing.

As of March 31, 2024 (Successor) and December 31, 2023 (Successor), the weighted average remaining contractual life of options outstanding and options exercisable was 6.8 years and 7.1 years, respectively.

During the three months ended March 31, 2024 (Successor) and March 31, 2023 (Predecessor), the Company recognized $0.8 million and $1.4 million, respectively, of share-based compensation expense related to stock options granted.

As of March 31, 2024 (Successor) and December 31, 2023 (Successor), total unrecognized compensation expense related to nonvested stock options was $4.1 million and $4.9 million, respectively, which is expected to be recognized over the weighted-average remaining requisite service period of 9 months and 10 months, respectively.

The following table summarizes restricted stock units activity under the 2019 Incentive Award Plan:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Successor
Outstanding, January 1, 2024	1,012,994	$10.84
Granted	—	—
Vested	—	—
Forfeited	(21,428)	10.84
Outstanding, March 31, 2024	991,566	$10.84

During the three months ended March 31, 2024 (Successor), the Company recognized $0.7 million of share-based compensation expense related to restricted stock units granted, including $0.2 million with earnout vesting criteria.

As of March 31, 2024 (Successor), total unrecognized compensation expense related to nonvested restricted stock units was $8.5 million, of which $4.4 million was related to the earnout vesting criteria, and the remaining $4.1 million is expected to be recognized over the weighted-average remaining requisite service period of 28 months. The unrecognized compensation expense with the earnout criteria will be recognized when the milestones are determined to be probable over the RSU’s vesting term, calculated as the period from the date the milestone was determined to be probable and the expected achievement date of the milestone.

AEON Biopharma Inc 2023 Incentive Award Plan

In connection with the Merger, the Company’s Board adopted, and its stockholders approved, the 2023 Plan, which became effective upon the consummation of the Merger, that provides for the granting of nonqualified stock options, restricted stock and stock appreciation rights to employees, members of the Board of Directors and non-employee consultants. The 2023 Plan will remain in effect until July 3, 2033, the tenth anniversary of the date the Company’s stockholders approved the 2023 Plan, unless earlier terminated. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with equal installments vesting on each anniversary of the grant date, subject to continued service through the applicable vesting date.

The initial aggregate number of shares of the Company’s common stock available for issuance under the 2023 Plan is equal to (a) 3,839,892 shares of common stock and (b) any shares which, as of the effective date of the 2023 Plan, are subject to an award outstanding under the ABP 2019 Plan (each, a “Prior Plan Award”), and which, on or following the effective date of the 2023 Plan, become available for issuance under the 2023 Plan as provided in the 2023 Plan. In addition, the number of shares of common stock available for issuance under the 2023 Plan will be annually increased on January 1 of each calendar year beginning in 2024 and ending in 2033 by an amount equal to the lesser of (i) 4% of the number of fully-diluted number of shares outstanding on the final day of the immediately preceding calendar year or (ii) such other number of shares as is determined by the Board. Any shares issued pursuant to the 2023 Plan may consist, in whole or in part, of authorized and unissued common stock, treasury common stock or common stock purchased on the open market. As of March 31, 2024, there were 2,859,778 shares of common stock available for issuance under the 2023 Plan.

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Outstanding, January 1, 2024	331,753	$5.47
Options granted	698,360	13.26
Options forfeited	—	—
Outstanding, March 31, 2024	1,030,113	$10.75
Exercisable, March 31, 2024	—	$—

The weighted average fair value of options granted as of March 31, 2024 (Successor) and December 31, 2023 (Successor) was $5.70 and $3.18, respectively. The weighted average remaining contractual life of options outstanding and options exercisable as of March 31, 2024 (Successor) and December 31, 2023 (Successor) was 9.8 years and 9.6 years, respectively. During the three months ended March 31, 2024 (Successor), the Company recognized $0.1 million of share-based compensation expense related to stock options granted. As of March 31, 2024 (Successor) and December 31, 2023 (Successor), total unrecognized compensation expense related to nonvested stock options was $5.6 million and $0.9 million, respectively, which is expected to be recognized over the weighted-average remaining requisite service period of 42 months and 35 months, respectively.

Share-based Compensation Expense and Valuation Information

The Company accounts for the measurement and recognition of compensation expense for all share-based awards based on the estimated fair value of the awards. The fair value of share-based awards is amortized on a straight-line basis over the requisite service period. The Company records share-based compensation expense net of actual forfeitures.

During the three months ended March 31, 2024 (Successor) and March 31, 2023 (Predecessor), the Company recognized $1.2 million and $1.2 million, respectively, of share-based compensation expense in selling, general and administrative expenses, respectively, and $0.4 million and $0.2 million, respectively, in research and development expenses in the accompanying condensed consolidated statements of operations and comprehensive loss.

The fair value of stock options under the 2019 and 2023 Stock Incentive Award Plan was estimated using the following assumptions:

Three Months Ended
March 31,
	2024	2023

Expected volatility	47% – 50%	74% – 80%
Risk-free interest rate	4.1% – 4.3%	3.61% – 3.66%
Expected life (in years)	5.27-6.25	5.50 – 6.25
Expected dividend yield	—	—

Note 13.    Share-based Compensation Stock Incentive Plans

AEON 2013 Stock Incentive Plan (Predecessor)

In 2013, the Predecessor established its 2013 Stock Incentive Plan (the “2013 Stock Incentive Plan”) as amended from time to time, that provides for the granting of nonqualified stock options, restricted stock and stock appreciation rights to employees, members of the board of directors and non-employee consultants. The 2013 Stock Incentive Plan provides for stock options to be granted with exercise prices not less than the estimated fair value of the Predecessor’s common stock, and incentive options to be granted to individuals owning more than 10% of the total combined voting power of all classes of stock of the Predecessor with exercise prices not less than 110% of the estimated fair value of the Predecessor’s common stock on the date of grant. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with 25% vesting on the first anniversary of the date of grant and then monthly vesting after that. Stock options granted to a 10% stockholder are exercisable up to five years from the date of grant. Restricted stock awards granted generally become fully vested between one to three years.

As of December 31, 2022 (Predecessor), the aggregate number of shares available for future grant under the 2013 Stock Incentive Plan was 27,884,000 shares. Upon the Closing, the 2013 Stock Incentive Plan was terminated and the stock options were cancelled.

The following table summarizes stock option activity under the Predecessor’s 2013 Stock Incentive Plan:

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	10,516,525	$1.51
Options granted	—	—
Options forfeited	(821,635)	1.23
Outstanding, December 31, 2022	9,694,890	1.53
Exercisable, December 31, 2022	9,694,890	$1.53

Outstanding, January 1, 2023	9,694,890	$1.53
Options granted	—	—
Options forfeited	—	—
Options cancelled in connection with Merger	(9,694,890)	1.53
Outstanding, July 21, 2023	—	—
Exercisable, July 21, 2023	—	$—

As of December 31, 2022 (Predecessor), the weighted average remaining contractual life of options outstanding and options exercisable were 2.5 years. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2022 (Predecessor) was $0.3 million. The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying options and the estimated fair value of the Predecessor’s common stock at December 31, 2022 (Predecessor).

All awards were vested prior to 2022. As such during the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to December 31, 2023 (Successor), and the year ended December 31, 2022, the Company did not recognize share-based compensation expense related to stock options granted under the 2013 Stock Incentive Plan. As of December 31, 2022 and December 31, 2023, there was no unrecognized compensation expense related to non-vested stock options.

2019 Incentive Award Plan

In June 2019, ABP Sub Inc., the Predecessor’s wholly owned subsidiary, established its 2019 Incentive Award Plan (the “2019 Incentive Award Plan”), as amended from time to time, that provides for the granting of incentive and nonqualified stock options, restricted stock units, restricted stock and stock appreciation rights to its employees, members of the board of directors and non-employee consultants. The 2019 Incentive Award Plan has similar grant terms as the Company’s 2013 Stock Incentive Plan.

In connection with the Merger, the Successor assumed the 2019 Incentive Award Plan and all options and RSU awards that were outstanding immediately prior to the Merger were converted into substantially similar awards covering shares of the Successor’s common stock based on a conversion ratio of approximately 77.65 to 1 share. Additionally, the exercise price for the awards were repriced to $10.00 for all options. The options and RSU awards have lock-up provisions of one year from the Closing. The fair value of the replacement awards that were vested, based on the value immediately prior to the Merger, of $13.3 million were included as purchase consideration (see Note 5 Forward Merger for additional information). The remaining value of the replacement awards will be recognized in the successor period as compensation expense over the remaining vesting period, which includes stock-based compensation expense of $1.0 million recorded in the successor period for the impact of the stock option repricing.

Prior to the consummation of the Merger, a total of 237,500 shares of ABP Sub Inc. common stock were available for issuance under the 2019 Incentive Award Plan. Following the effective date of the 2023 Plan, in the event that an outstanding award expires or is cancelled for any reason, the shares allocable to the unexercised or cancelled portion of such award from the 2019 Incentive Award Plan will be added back to the shares of common stock available for issuance under the 2023 Incentive Award Plan.

At the Closing, ABP had granted options to purchase a total of 45,130 ABP Sub options which converted into options to purchase 3,515,219 shares of the Company’s common stock, and a total of 15,059 RSU awards, which converted into RSU awards covering 1,169,366 shares of the Company’s common stock. Of such RSU awards, 127,801 RSUs accelerated vesting concurrently with the Merger. As such, the Company included an additional $1.8 million in purchase consideration (see Note 5 Forward Merger for additional information). Additionally, of such RSU awards, 466,468 RSU’s contained performance-based vesting criteria based on the achievement of the same milestones as the contingent consideration (see Note 8 Fair Value Measurements for additional information). As of December 31, 2023, the milestones 1 and 2 were determined to be probable, and the Company expenses the proportionate RSU’s over the vesting term, calculated as the period from the date the milestone was determined to be probable and the expected achievement date of the milestone. For the period from July 22, 2023 to December 31, 2023 (Successor), the Company has recognized $0.4 million in selling, general and administrative expenses and a de minimus amount in research and development expenses associated with such performance based RSU’s in the Successor’s consolidated statement of operations.

The following table summarizes stock option activity under 2019 Incentive Award Plan:

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	38,172	$986.36
Options granted	16,437	898.58
Options forfeited	(9,075)	965.92
Outstanding, December 31, 2022	45,534	958.75
Exercisable, December 31, 2022	23,155	$958.86

Outstanding, January 1, 2023	45,534	$958.75
Options granted	—	—
Options forfeited	(404)	1,021.98
Outstanding, July 21, 2023	45,130	959.06
Exercisable, July 21, 2023	30,968	$956.64

Successor
Outstanding, July 22, 2023 (converted)	3,515,219	$10.00
Options granted	—	—
Options forfeited	—	—
Outstanding, December 31, 2023	3,515,219	10.00
Exercisable, December 31, 2023	—	$—

There were no options granted in the 2019 Incentive Plan during 2023. The weighted average fair value of options granted during the year ended December 31, 2022 was $488.02. There were no options granted in 2023.

As of December 31, 2022 and December 31, 2023, the weighted average remaining contractual life of options outstanding and options exercisable was 8.1 years and 7.1 years.

During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to December 31, 2023 (Successor), and the twelve months ended December 31, 2022 (Predecessor), the Company recognized $2.7 million, $2.4 million and $5.9 million, respectively, of share-based compensation expense related to stock options granted.

As of December 31, 2022 and December 31, 2023, total unrecognized compensation expense related to nonvested stock options was $12.3 million and $4.9 million, respectively, which is expected to be recognized over the weighted-average remaining requisite service period of 24 months and 10 months, respectively.

The following table summarizes restricted stock units activity under the 2019 Incentive Award Plan:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Successor
Outstanding, July 22, 2023	—	$—
Granted	1,169,366	10.84
Vested	(127,801)	10.84
Forfeited	(28,571)	10.84
Outstanding, December 31, 2023	1,012,994	$10.84

During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to December 31, 2023 (Successor), the Company recognized $0.5 million and $0.8 million, respectively, of share-based compensation expense related to restricted stock units granted.

As of December 31, 2023, total unrecognized compensation expense related to nonvested restricted stock units was $9.6 million, which is expected to be recognized over the weighted-average remaining requisite service period of 31 months.

AEON Biopharma Inc 2023 Incentive Award Plan

In connection with the Merger, the Company’s Board adopted, and its stockholders approved, the 2023 Plan, which became effective upon the consummation of the Merger, that provides for the granting of nonqualified stock options, restricted stock and stock appreciation rights to employees, members of the Board and non-employee consultants. The 2023 Plan will remain in effect until July 3, 2033, the tenth anniversary of the date the Company’s stockholders approved the 2023 Plan, unless earlier terminated. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with equal installments vesting on each anniversary of the grant date, subject to continued service through the applicable vesting date.

The initial aggregate number of shares of the Company’s common stock available for issuance under the 2023 Plan is equal to (a) 3,839,892 shares of common stock and (b) any shares which, as of the effective date of the 2023 Plan, are subject to an award outstanding under the ABP 2019 Plan (each, a “Prior Plan Award”), and which, on or following the effective date of the 2023 Plan, become available for issuance under the 2023 Plan as provided in the 2023 Plan. In addition, the number of shares of common stock available for issuance under the 2023 Plan will be annually increased on January 1 of each calendar year beginning in 2024 and ending in 2033 by an amount equal to the lesser of (i) 4% of the number of fully-diluted number of shares outstanding on the final day of the immediately preceding calendar year or (ii) such other number of shares as is determined by the Board. Any shares issued pursuant to the 2023 Plan may consist, in whole or in part, of authorized and unissued common stock, treasury common stock or common stock purchased on the open market.

Weighted
Average
	Number of	Exercise
	Shares	Price

Outstanding, July 22, 2023	—	$—
Options granted	331,753	5.47
Options forfeited	—	—
Outstanding, December 31, 2023	331,753	$5.47
Exercisable, December 31, 2023	—	$—

The weighted average fair value of options granted in 2023 was $3.18. The weighted average remaining contractual life of options outstanding and options exercisable was 9.6 years. During the periods from July 22, 2023 to December 31, 2023 (Successor), the Company recognized $0.1 million of share-based compensation expense related to stock options granted. As of December 31, 2023, total unrecognized compensation expense related to nonvested stock options was $0.9 million, which is expected to be recognized over the weighted-average remaining requisite service period of 35 months.

Share-based Compensation Expense and Valuation Information

The Company accounts for the measurement and recognition of compensation expense for all share-based awards based on the estimated fair value of the awards. The fair value of share-based awards is amortized on a straight-line basis over the requisite service period. The Company records share-based compensation expense net of actual forfeitures.

During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to December 31, 2023 (Successor), and the twelve months ended December 31, 2022 (Predecessor), the Company recognized $2.8 million, $3.1 million and $5.9 million, respectively, of share-based compensation expense in selling, general and administrative expenses, respectively, and $0.4 million, $0.8 million and $1.3 million, respectively, in research and development expenses in the accompanying consolidated statements of operations and comprehensive loss.

The fair value of stock options under the 2019 Stock Incentive Award Plan was estimated using the following assumptions:

	December 31,
	2023	2022

Expected volatility	57%	47% – 61%
Risk-free interest rate	4.1% – 4.4%	1.87% – 3.92%
Expected life (in years)	3.00-6.25	5.75 – 6.25
Expected dividend yield	—	—

Fair Value of the Underlying Common Stock.    For Predecessor periods, since the Predecessor’s common stock was not traded in a public stock market exchange, the Board considered numerous factors including new business and economic developments affecting the Predecessor and independent appraisals, when appropriate, to determine the fair value of the Predecessor’s common stock. Independent appraisal reports were prepared using valuation techniques, such as discounted cash flow analyses, from which a discount factor for lack of marketability was applied. This determination of the fair value of the common stock was performed on a contemporaneous basis. The Board determined the Company’s common stock fair value on an as needed basis. For Successor periods, the fair value of the stock price is the closing price for the Company’s common stock as reported on the NYSE American.

Expected Life.    The expected life is calculated using the simplified method as the Company does not have sufficient historical information to provide a basis for the estimate. The simplified method is based on the average of the vesting tranches and the contractual life of each grant.

Expected Volatility.    The expected volatility is estimated based on a study of selected publicly traded peer companies as the Company does not have any trading history for its common stock. The Company selected the peer group based on similarities in industry, stage of development, size and financial leverage with the Company’s principal business operations. For each grant, the Company measured historical volatility over a period equivalent to the expected life.

Risk-free Interest Rate.    The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues whose term is similar in duration to the expected life of the respective stock option.

Expected Dividend Yield.    The Company has not paid and does not anticipate paying any dividends on its common stock in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.